Taxes On Income (Schedule Of Taxes On Income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Document Fiscal Year Focus	2018
Current taxes: Domestic	$ 17,805,000		$ 24,070,000	$ 44,095,000
Current taxes: Foreign	7,672,000		12,070,000	14,454,000
Taxes on income, current	25,477,000		36,140,000	58,549,000
Adjustment for previous years: Domestic	(1,287,000)		(2,481,000)	(18,630,000)
Adjustment for previous years: Foreign	(1,266,000)		(1,849,000)	8,000
Adjustment for previous years, total	(2,553,000)		(4,330,000)	(18,622,000)
Deferred income tax: Domestic	5,387,000		12,700,000	4,605,000
Deferred income tax: Foreign	(1,866,000)	[1]	11,075,000	1,085,000
Deferred income tax expense (benefit), total	3,521,000		23,775,000	5,690,000
Domestic	21,905,000		34,289,000	30,070,000
Foreign	4,540,000		21,296,000	15,547,000
Actual tax expenses	26,445,000		$ 55,585,000	$ 45,617,000
Adjustments to deferred tax assets due to change sin tax law	$ 10,950,000

[1]	Includes $10,950 in deferred tax asset adjustments in 2017, related to the tax reform in the U.S.